Related Party Transactions (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction
Remuneration	R$ 34	R$ 29	R$ 29
Income sharing	8	7	6
Pension plans	2	2	2
Total	R$ 44	R$ 38	R$ 37